Income Tax (Details) - Schedule of Reconciliation of the Federal Income Tax Rate	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Schedule of Reconciliation of the Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Transaction costs warrants	0.00%	0.00%
Meals & entertainment	0.00%	0.00%
Valuation allowance	0.00%	7.10%
Effective tax rate	21.00%	28.10%